Voyage expenses and vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage expenses:
Commissions	$ 2,809	$ 1,952	$ 2,171
Bunkers	1,349	89	4,360
Port expenses	624	4	2,217
Other	1,519	885	365
Total	6,301	2,930	9,113
Vessel operating expenses:
Crew costs and related costs	16,624	13,375	14,794
Insurance expense	2,388	1,796	2,112
Spares, repairs, maintenance and other expenses	8,836	5,001	4,396
Stores and lubricants	4,593	3,251	3,451
Management fees (Note 5)	4,976	3,917	4,221
Other operating expenses	1,304	3,209	1,674
Total	$ 38,721	$ 30,549	$ 30,648